Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2020
Accounting Policies [Abstract]
Schedule of Allowance for Doubtful Accounts Activity
The following table shows the allowance for doubtful accounts activity (in thousands):

	Year Ended December 31,
	2020	2019
Balance at beginning of period	$305	$193
Provision for doubtful accounts	42	254
Deductions	(263)	(142)

Balance at end of period	$84	$305

Property And Equipment Estimated Useful Lives [Table Text Block]	Property and equipment are recorded at cost and are depreciated on a straight-line basis over their estimated useful lives as follows:

Computer hardware and software	4 -5 years
Furniture and fixtures	5 years
Machinery and equipment	5 -10 years
Lasers	3 - 5 years
Automobiles	5 years